Interim condensed consolidated statement of changes in shareholders' equity - EUR (€)		Share capital	Premiums related to share capital		Net profit (loss)	Translation Reserves	Reserves (Accumulated losses)	Total
Balance at the beginning at Dec. 31, 2024		€ 957,000	€ 249,160,000		€ (184,212,000)	€ 600,000	€ (173,151,000)	€ (106,647,000)
Balance at the beginning (in shares) at Dec. 31, 2024		95,662,391
Net loss for the period					(175,882,000)			(175,882,000)
Remeasurement of defined benefit plans							93,000	93,000
Currency translation differences						(260,000)		(260,000)
Total comprehensive loss					(175,882,000)	(260,000)	93,000	(176,049,000)
Appropriation of net income (loss)					184,212,000		(184,212,000)
Issue of ordinary shares	[1]	€ 435,000	135,115,000					135,550,000
Issue of ordinary shares (in shares)	[1]	43,488,883
Transaction costs			(7,519,000)					(7,519,000)
Issue of prefunded warrants	[2]						138,130,000	138,130,000
Share-based payment compensation expenses							8,009,000	8,009,000
Treasury shares							85,000	85,000
Other							(467,000)	(467,000)
Balance at the end (in shares) at Jun. 30, 2025		139,151,274
Balance at the end at Jun. 30, 2025		€ 1,392,000	376,755,000		(175,882,000)	340,000	(211,513,000)	(8,909,000)
Balance at the beginning at Dec. 31, 2024		€ 957,000	249,160,000		(184,212,000)	600,000	(173,151,000)	€ (106,647,000)
Balance at the beginning (in shares) at Dec. 31, 2024		95,662,391
Balance at the end (in shares) at Dec. 31, 2025		193,236,978						193,236,978
Balance at the end at Dec. 31, 2025		€ 1,932,370	528,230,262	[3]	(354,138,000)	636,000	(205,182,000)	€ (28,522,000)
Net loss for the period					(69,467,000)			(69,467,000)
Remeasurement of defined benefit plans							73,000	73,000
Currency translation differences						(175,000)		(175,000)
Total comprehensive loss					(69,467,000)	(175,000)	73,000	(69,570,000)
Appropriation of net income (loss)					354,138,000		(354,138,000)
Issue of ordinary shares	[4]	€ 430,000	123,899,000	[3]			(21,132,000)	103,197,000
Issue of ordinary shares (in shares)	[4]	43,043,224
Transaction costs			(8,205,000)	[3]				(8,205,000)
Issue of prefunded warrants							49,933,000	49,933,000
Vesting of bonus shares		€ 157,000	21,100,000
Share-based payment compensation expenses							11,753,000	11,753,000
Treasury shares							299,000	299,000
Other							116,000	€ 116,000
Balance at the end (in shares) at Jun. 30, 2026		236,280,202						236,280,202
Balance at the end at Jun. 30, 2026		€ 2,362,802	€ 643,924,498	[3]	€ (69,467,000)	€ 460,000	€ (518,278,000)	€ 59,002,000

[1]	Corresponding mainly to the share capital increase consisting of the issuance of 42,488,883 new ordinary shares (see Note 4.8 Shareholders’ equity to the annual consolidated financial statements for the year ended on December 31, 2025)
[2]	Corresponding to the issuance of 43,437,036 pre-funded warrants (see Note 4.9 – Financial Debt – Short term Derivatives to the annual consolidated financial statements for the year ended on December 31, 2025)
[3]	Premiums related to share capital include €102.8 million of share premium resulting from the Equity Offering and €21.1 million resulting from the exercise of T1 and T2 warrants issued under the Structured Financing and (€7.8) million of transaction costs related to the Equity Offering and (€0.4) million relating to transaction costs recognized on January 1, 2026 in connection with the November 2025 public offering (see Note 4.8 – Shareholders’ equity).
[4]	Share capital variation include a €272 thousand increase from the Equity Offering completed on June 5, 2026, corresponding to the issuance of 27,272,727 ordinary shares, and a €157 thousand increase in share capital resulting from the exercise of T1 and T2 warrants issued under the Structured Financing (see Note 4.8 – Shareholders’ equity).